Pension Plans and Other Postretirement Benefit Plans - Multiemployer Defined Benefit Pension Plans (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Defined Benefit Plan Disclosure [Line Items]
Surcharge Imposed	No
The Madison Square Garden Company
Defined Benefit Plan Disclosure [Line Items]
Company Contributions	$ 5,447	$ 3,906	$ 778
All Other Multiemployer Defined Benefit Pension Plans
Defined Benefit Plan Disclosure [Line Items]
Company Contributions	7,316	5,641	723
All Other Multiemployer Defined Benefit Pension Plans | The Madison Square Garden Company
Defined Benefit Plan Disclosure [Line Items]
Company Contributions	$ 2,897	$ 1,907	584
Pension Fund of Local No. 1 of I.A.T.S.E. | Pension Plans
Defined Benefit Plan Disclosure [Line Items]
EIN	136414973
Pension Plan Number	001
Multiemployer Plan, Pension, Significant, Certified Zone Status [Fixed List]	Green	Green
FIP/RP Status Pending / Implemented	No
Pension Fund of Local No. 1 of I.A.T.S.E. | Pension Plans | Minimum
Defined Benefit Plan Disclosure [Line Items]
Expiration Date of CBA	Jun. 30, 2026
Pension Fund of Local No. 1 of I.A.T.S.E. | Pension Plans | The Madison Square Garden Company
Defined Benefit Plan Disclosure [Line Items]
Company Contributions	$ 2,550	$ 1,999	$ 194